Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketwise, LLC
Liabilities:
Derivative liabilities, current	$ 662,000	$ 0
Derivative liabilities, noncurrent		4,343,000	$ 1,274,000
Recurring | Marketwise, LLC
Assets:
Total assets	101,503,000	25,016,000	133,631,000
Liabilities:
Derivative liabilities, current	662,000
Total liabilities	1,238,265,000	597,578,000	119,307,000
Recurring | Phantom Interests in Net Income | Marketwise, LLC
Liabilities:
Derivative liabilities, noncurrent	1,955,000	4,343,000	1,274,000
Recurring | Class B Units | Marketwise, LLC
Liabilities:
Derivative liabilities, noncurrent	1,235,648,000	593,235,000	118,033,000
Recurring | Money market funds | Marketwise, LLC
Assets:
Money market funds	101,503,000	25,016,000	133,631,000
Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments held in Trust Account	414,268,577	414,209,593
Total fair value	448,009,577	449,595,643
Level 1 | Recurring | Marketwise, LLC
Assets:
Total assets	101,503,000	25,016,000	133,631,000
Liabilities:
Derivative liabilities, current	0
Total liabilities	0	0	0
Level 1 | Recurring | Phantom Interests in Net Income | Marketwise, LLC
Liabilities:
Derivative liabilities, noncurrent	0	0	0
Level 1 | Recurring | Class B Units | Marketwise, LLC
Liabilities:
Derivative liabilities, noncurrent	0	0	0
Level 1 | Recurring | Money market funds | Marketwise, LLC
Assets:
Money market funds	101,503,000	25,016,000	133,631,000
Level 1 | Recurring | Public Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	33,741,000	35,386,050
Level 1 | Recurring | Private Placement Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments held in Trust Account	0	0
Level 2 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments held in Trust Account	0	0
Total fair value	0	0
Level 2 | Recurring | Marketwise, LLC
Assets:
Total assets	0	0	0
Liabilities:
Derivative liabilities, current	0
Total liabilities	0	0	0
Level 2 | Recurring | Phantom Interests in Net Income | Marketwise, LLC
Liabilities:
Derivative liabilities, noncurrent	0	0	0
Level 2 | Recurring | Class B Units | Marketwise, LLC
Liabilities:
Derivative liabilities, noncurrent	0	0	0
Level 2 | Recurring | Money market funds | Marketwise, LLC
Assets:
Money market funds	0	0	0
Level 2 | Recurring | Public Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Level 2 | Recurring | Private Placement Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments held in Trust Account	0	0
Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments held in Trust Account	0	0
Total fair value	16,756,400	18,415,060
Level 3 | Recurring | Marketwise, LLC
Assets:
Total assets	0	0	0
Liabilities:
Derivative liabilities, current	662,000
Total liabilities	1,238,265,000	597,578,000	119,307,000
Level 3 | Recurring | Phantom Interests in Net Income | Marketwise, LLC
Liabilities:
Derivative liabilities, noncurrent	1,955,000	4,343,000	1,274,000
Level 3 | Recurring | Class B Units | Marketwise, LLC
Liabilities:
Derivative liabilities, noncurrent	1,235,648,000	593,235,000	118,033,000
Level 3 | Recurring | Money market funds | Marketwise, LLC
Assets:
Money market funds	0	0	$ 0
Level 3 | Recurring | Public Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Level 3 | Recurring | Private Placement Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments held in Trust Account	$ 16,756,400	$ 18,415,060